OFI Global Asset Management, Inc.

225 Liberty Street, 11th Floor

New York, New York 10281-1008

April 27, 2014

Via Electronic Transmission

Ms. Deborah Skeens

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Registration Statement on Form N-1A for Oppenheimer Global Multi-Alternatives Fund
(previously named Oppenheimer Diversified Alternatives Fund) (SEC File 811-22760)

Dear Ms. Skeens:

Below please find a response to your comments received on April 7, 2015 to Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A (the “Registration Statement”) for Oppenheimer Global Multi-Alternatives Fund (the “Registrant”) filed with the Securities and Exchange Commission (the “Commission”) on February 27, 2015. For your convenience, we have included your comments in italics, followed by our response. The captions used below correspond to the captions the Registrant uses in the Registration Statement and defined terms have the meanings defined therein.

1.	The Registration Statement has incomplete information. Please confirm that all missing information will be filed by amendment..

The Registrant confirms that all missing information will be filed by amendment, including exhibits (such as the consent of its independent registered public accounting firm).

2.	The name of the Fund includes the word “Global.” Given that the word “global” is in the Fund’s name, please expressly describe how the Fund will “invest [its] assets in investments that are tied economically to a number of countries throughout the world.” See Investment Company Names, Investment Company Act Release No. 24828, at n. 42 (Jan. 17, 2001). For example, the Fund could include a policy that, under normal market conditions, it will invest significantly (i.e., at least 40% of its assets, unless market conditions are not deemed favorable, in which case the Fund would invest at least 30% of its assets) in companies organized or located outside the United States or doing a substantial amount of business outside the United States.

The Adopting Release for Rule 35d-1 indicates that the term “global” connotes diversification among investments “in a number of different countries throughout the world.” See Investment Company Names, Rel. No. IC-24828, note 42 (Jan. 17, 2001) (“Adopting Release”). While Commission staff has indicated to fund registrants that one way to describe how a fund using the term “global” will invest globally is to invest at least 40% of its assets outside the United States, the Commission has acknowledged in discussions with the Investment Company Institute that this approach is not compulsory. See Memorandum from the ICI on SEC Staff Comments on Fund Names (June 4, 2012). In light of the Staff’s acknowledgement, and consistent with its comments in note 42 of the Adopting Release, we believe the following disclosure expressly describes how the Fund intends to invest globally:

Under normal market conditions, the Fund will invest a substantial portion of its assets in a number of different countries throughout the world, including the United States.

3.	Footnote 2 to the fee table says “any subsidiary expenses” are excluded from the Fund’s fee waiver/expense reimbursement. Clarify that this relates to the Fund’s Cayman Islands subsidiary.

The “subsidiary expenses” described in Footnote 2 to the fee table relate to the Fund’s Cayman Islands subsidiary.

4.	Explain how the exclusion of “any subsidiary expenses” from the Fund’s fee waiver/expense reimbursement is consistent with the statement in the Fund's proxy to shareholders dated January 9, 2015 that “The Manager has agreed to limit the Fund’s total annual fund operating expenses to the current levels, resulting in no net increase in such expenses to shareholders.” Since the Cayman Islands subsidiary expenses are excluded from the fee waiver, and the subsidiary is a new strategy that has expenses, unless those expenses are waived then shareholders would realize an increase in annual fund operating expenses.

Since the Cayman Islands subsidiary has not yet been created, it has no current expenses. The expenses are expected to be de minimus. Pursuant to the disclosure in the January 9, 2015 proxy, the exclusion of subsidiary expenses from the fee waiver cap at current levels was explained in Footnote 2 to the pro forma fees and expenses: “After discussions with the Fund’s Board, the Manager has contractually agreed to waive fees and/or reimburse the Fund for certain expenses in order to limit “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” (excluding any applicable dividend expense, taxes, interest and fees from borrowing, any subsidiary expenses, brokerage commissions, extraordinary expenses and certain other Fund expenses) to annual rates of 1.37% for Class A shares, 2.12% for Class C shares, 1.62% for Class R shares, 1.12% for Class Y shares and 0.93% for Class I shares, as calculated on the daily net assets of the Fund.” This language from the proxy is identical to the disclosure in the Fund’s registration statement.

5.	In the first sentence of the Fund’s principal investment strategies, the use of the term “asset classes” is unclear. Explain more clearly the asset classes that the Fund invests in.

We have clarified the disclosure to indicate that the asset classes being referenced are those discussed in the principal investment strategies section, such as equity, debt, real assets, derivatives, and other instruments.

6.	In the first bullet-point of the Principal Investment Strategies, please define “alpha strategy” and each of its examples.

The disclosure has been revised as follows:

•	Fundamental and quantitatively driven alpha strategies (a risk-adjusted measure of active return) such as global macro (investment across broad asset and/or sector classes), equity long/short (taking long positions in issuers that are expected to increase in value and short positions in issuers that are expected to decline in value), currency and volatility arbitrage strategies (taking advantage of price discrepancies in currencies or volatility options)

7.	Clarify what “benchmark agnostic” means.

The applicable section of disclosure has been revised as follows: The Fund is managed to be "benchmark agnostic" (indifferent to the returns of the index) in an attempt to provide positive absolute returns while limiting volatility…

8.	In the principal investment strategies paragraph on investing in other investment companies, remove the language stating that the Fund can invest in other entities “sponsored and/or advised by the Fund’s investment advisor, OFI Global or an affiliate”, as this is not plain English but is legalese.

The Fund declines to make the change to this language, as we believe “sponsored and/or advised” and “affiliate” are terms that are readily understood to the plain English reader, and are appropriate in light of the disclosure context relating to other investment companies. The Fund also believes that simplifying this language may not provide shareholders with appropriate disclosure that its investments in other investment companies could involve entities that involve the advisor.

9.	The Fund’s discussion of the Cayman Islands subsidiary refers to it as “exempted.” Please explain what is meant by “exempted.”

The Subsidiary will be established so that it is exempted from certain taxes in the Cayman Islands. This arrangement is briefly described in “Risk of Investments in the Fund’s Wholly-Owned Subsidiary” as follows: Changes in the laws of the Cayman Islands (where the Subsidiary is organized) could prevent the Subsidiary from operating as described in this prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands currently does not impose certain taxes on exempted companies like the Subsidiary, including income and capital gains tax, among others. If Cayman Islands laws were changed to require such entities to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.

10.	Confirm that the Subsidiary intends to comply with sections 15 and 16 under the 1940 Act, that the Fund and the Subsidiary will comply with Sections 8, 17 and 18 of the 1940 Act on a consolidated basis, and that the Subsidiary is subject to the same restrictions as the Fund.

As a general matter, the Subsidiary is not a registered investment company under the 1940 Act, and is therefore not required to comply with the requirements of the 1940 Act applicable to registered investment companies. The Fund however applies its investment restrictions and compliance policies and procedures, on a look-through basis, to the Subsidiary. The Subsidiary’s Manager and Sub-Adviser are the same as the Manager and Sub-Adviser for the Fund, and are subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments and shares of the Subsidiary’s portfolio investments and shares of the Subsidiary. The consolidated financial statements of each of the Fund and the Subsidiary are audited by the Fund’s independent registered public accounting firm. In complying with its fundamental and non-fundamental investment restrictions, the Fund will typically aggregate its direct investments with the Subsidiary’s investments when testing for compliance with its restrictions. However, the Subsidiary will independently segregate liquid assets or enter into offsetting positions with respect to transactions that may give rise to leveraging risk to the same extent the Fund segregates assets for, or offsets, similar transactions the Fund engages in directly. The Fund and the Subsidiary will also share the same custodian. The Subsidiary does not intend to engage in any activity prohibited by the 1940 Act that would cause the Fund to violate Section 48(a).

We also note that the Manager has also agreed to waive the management fee it receives from the Fund in an amount equal to the management fee it receives from the Subsidiary.

11.	The Subsidiary’s management agreements are investment advisory contracts relating to the management of the Fund’s assets and should be filed with the Fund’s registration statement.

After the Subsidiary is created, its management agreements will be filed with the Fund’s registration statement.

12.	Disclose whether the Fund has received a private letter ruling from the Internal Revenue Service to confirm that income from the Fund's investment in the Subsidiary would constitute "qualifying income" for purposes of Subchapter M. Explain if the Fund will receive an opinion of counsel that the Internal Revenue Service should regard income from the Fund’s investment in the Subsidiary as “qualifying income” for purposes of Subchapter M.

The following has been added to the section on “Investments in the Fund’s Wholly-Owned Subsidiary”: The Fund intends to receive an opinion of counsel that the Internal Revenue Service should regard income from the Fund's investment in the Subsidiary as "qualifying income" for purposes of Subchapter M.

13.	Confirm that the Board of Directors of the Subsidiary will consent to service of process in the U.S.

This is confirmed.

14.	Confirm that the Subsidiary’s Board of Directors will execute amendments to the Fund’s registration statement.

The Subsidiary’s directors are not required to sign the Fund’s registration statement because the Subsidiary is not offering its securities in the U.S. and is not a co−issuer of the Fund’s securities. The Subsidiary was organized solely for the purpose of providing the Fund a non−exclusive means by which to advance its investment objective in compliance with an existing line of IRS revenue rulings, which have limited the ability of funds with strategies similar to the Fund, to gain exposure to the commodities markets through investments in commodity−linked swap agreements.

Section 7(d) of the 1940 Act prohibits an investment company not organized or otherwise created under U.S. law from utilizing any means or instrumentality of interstate commerce, directly or indirectly, to offer for sale, sell or deliver after sale, in connection with a public offering, any security of which it is the issuer. Commission Staff has issued a number of letters granting no-action relief where U.S. registered funds sought to set up offshore subsidiaries to permit them to invest in foreign markets and/or obtain favorable tax treatment, and in each case the subsidiaries were established in order to facilitate the fund’s investment program; not for the purpose of creating a foreign investment vehicle to be marketed to U.S. investors (the “Offshore No-Action Letters”). In the Offshore No-Action Letters, the funds were the sole beneficial owners of the offshore subsidiaries, and the funds and their managers controlled all of the subsidiaries’ investment activities. Accordingly, the concerns of Section 7(d) were not implicated. The Fund is relying on the Offshore No-Action Letters in support of its view that the Subsidiary is not offering its securities in the U.S. in violation of Section 7(d).

Furthermore, the Subsidiary is not a co-issuer of the Fund’s securities, and therefore its directors are not required to sign the Fund’s Registration Statement on that basis. The Registrant is aware that with respect to funds of funds relying on Section 12(d)(1)(E) of the 1940 Act (commonly referred to as “master−feeder” or “hub and spoke” funds), Commission Staff has required the acquired fund to sign the registration statement of the acquiring fund. The Staff has taken this position based upon its view that the acquiring fund is a co−issuer of the acquired fund’s securities under Rule 140 under the Securities Act of 1933. However, Rule 140 provides in relevant part that “[a] person, the chief part of whose business consists of the purchase of the securities of one issuer, or of two or more affiliated issuers, and the sale of its own securities…is to be regarded as engaged in the distribution of the securities of such issuer within the meaning of Section 2(11) of the [Securities Act of 1933].” Under Rule 140, the entity for whose benefit the other entity sells its stock is also deemed a “co−issuer” for purposes of Rule. Thus, in a typical master−feeder structure, the Staff has viewed the feeder fund as a “co−issuer” of the master fund’s shares under Rule 140 and has required that the master fund sign the feeder fund’s registration statement.

The Subsidiary is different from a traditional master-feeder structure in both structure and purpose. It is, by design, a limited part of the Fund’s overall investment strategy. The “chief part” of the Fund’s business is not the purchase of the securities of the Subsidiary and the sale of its own securities. In fact, the Fund’s assets are typically invested outside the Subsidiary. For example, while the Fund can invest as much as 25% of its assets in the Subsidiary, at times it may invest nothing. Thus, investing in the Subsidiary is not the predominant activity of the Fund. In contrast, in a master−feeder structure, a feeder fund’s sole activity is to purchase the investment securities of the master, and in turn issue its own shares. Based on this distinction, the Fund does not believe that a Subsidiary is a “co−issuer” under Rule 140, and therefore its directors are not required to sign the Fund’s Registration Statement.

Although the Subsidiary’s directors are not required to sign the Registration Statement, the Fund believes that the Commission Staff will be able to adequately supervise and assert jurisdiction over the activities of the Subsidiary if necessary for the protection of the Fund’s shareholders. First, the Subsidiary will not be able to engage in any activity that would cause the Fund to violate the 1940 Act pursuant to Section 48(a). Second, although the Subsidiary is organized in the Cayman Islands, its activities, including investment management, will take place in the U.S. The Subsidiary’s books and records will be maintained in the U.S., together with the Fund’s books and records, in accordance with Section 31 of the 1940 Act and the rules thereunder. Custody of the Subsidiary’s assets is maintained in the U.S. with the Fund’s custodian in accordance with Section 17(f) and the rules thereunder.

15.	Confirm that the financial statements of the Subsidiary will be consolidated with those of the Fund.

This is confirmed.

16.	Review the strategies and risks included in the Fund’s principal investment strategies and principal risks sections to ensure that the disclosures are not too generic and standardized and describe the actual derivative investments, and their associated risks, that the Fund may use. Confirm supplementally that each derivative instrument named in the derivatives risk disclosures is consistent with the Fund’s investment strategies. See the letter dated July 30, 2010, from Barry Miller, Associate Director, Office of Legal and Disclosure, Division of Investment Management to the Investment Company Institute.

We have confirmed that the derivatives disclosures are not too generic/standardized and describe the actual derivatives that the Fund may use, and their associated risks. In addition, we have confirmed that each derivative instrument named in the derivative risks disclosure is consistent with the Fund’s investment strategies.

17.	In the Fund’s Past Performance discussion, disclose prominently that the investment strategies of the Fund were modified after April 28, 2015.

The following disclosure has been added to the introduction of the Past Performance: This bar chart and table reflects performance prior to revisions in the Fund's investment strategies, which are effective April 28, 2015.

18.	In the section “Purchase and Sale of Fund Shares” please indicate that shareholders may purchase or redeem shares “on any regular business day.”

The requested disclosure changes have been made.

* * * * *

The undersigned hereby acknowledges that (i) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (ii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iii) the Registrant may not assert this action as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions you may have regarding the Registration Statement or this letter to the undersigned at:

Edward Gizzi
OFI Global Asset Management, Inc.
225 Liberty Street, 16th Floor
New York, New York 10281-1008
212-323-4091
egizzi@ofiglobal.com

Sincerely,

/s/ Edward Gizzi
Edward Gizzi
Vice President & Associate Counsel
Tel.: 212.323.4091

cc:	Kramer Levin Naftalis & Frankel LLP
Carolyn Liu-Hartman, Esq.